Commitments - Capital Commitments Relating to Property Development Projects and Investments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of commitments and contingencies [line items]
Capital commitments	¥ 93,135	¥ 96,298
Investments [member]
Disclosure of commitments and contingencies [line items]
Capital commitments	91,727	94,770
Property, plant and equipment [member]
Disclosure of commitments and contingencies [line items]
Capital commitments	¥ 1,408	¥ 1,528